Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions

The Company had transactions with the following related parties:

Name of Related Party	Nature of Relationship
Guozhen Liu	Limited partner of Changxin International Limited Partnership, executive director and legal representative of Park Ha Shanghai, supervisor of XinZhan, parent of Xiaoqiu Zhang
Fujun Yu	Executive director, legal representative of Park Ha Jiangsu, supervisor of Park Ha Shanghai
Hengquan Zhang	Supervisor of Park Ha Jiangsu, parent of Xiaoqiu Zhang
Xiaoqiu Zhang	CEO, Chairperson of the board of directors, controlling shareholder of Park Ha Cayman